Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	In-kind	In-kind Calc.
#: 1
	$ 420,792	Taxes	Cote d'Ivoire		Government of Cote d'Ivoire, Ivorian Anti Pollution Center
#: 2
	20,310,858	Taxes	Cote d'Ivoire		Government of Cote d'Ivoire, General Directorate of Taxes	Bonikro-Hire Gold Mines
#: 3
	43,592,114	Royalties	Cote d'Ivoire		Government of Cote d'Ivoire, General Directorate of Taxes
#: 4
	237,098	Taxes	Cote d'Ivoire		Government of Cote d'Ivoire, General Directorate of Mines and Geology
#: 5
	8,991,496	Royalties	Cote d'Ivoire		Government of Cote d'Ivoire, General Directorate of Mines and Geology
#: 6
	44,984	Fees	Cote d'Ivoire		Government of Cote d'Ivoire, General Directorate of Mines and Geology	Agbaou Gold Mine
#: 7
	124,204	Fees	Cote d'Ivoire		Government of Cote d'Ivoire, General Directorate of Mines and Geology	Bonikro-Hire Gold Mines
#: 8
	775,710	Infrastructure	Cote d'Ivoire		Department of Divo, Local Mining Development Committee	Agbaou Gold Mine
#: 9
	1,227,675	Infrastructure	Cote d'Ivoire		Department of Divo, Local Mining Development Committee	Bonikro-Hire Gold Mines
#: 10
	2,408,147	Dividends	Cote d'Ivoire		Government of Cote d'Ivoire, General Directorate of State Portfolio	Bonikro-Hire Gold Mines
#: 11
	10,680,704	Taxes	Mali		Government of Mali, General Directorate of Large Enterprises (Taxes)	Sadiola Gold Mine
#: 12
	41,094,146	Royalties	Mali		Government of Mali, General Directorate of Large Enterprises (Taxes)
#: 13
	28,856,844	Royalties	Mali		Government of Mali, National Directorate of Lands and Registry
#: 14
	7,154,263	Dividends	Mali		Government of Mali, National Directorate of Lands and Registry	Sadiola Gold Mine
#: 15
	23,869,385	Dividends	Mali		Government of Mali, National Directorate of Lands and Registry	Korali-Sud
#: 16
	23,869,385	Dividends	Mali		Government of Mali, National Directorate of Lands and Registry	Korali-Sud	Yes	valued based on gold distributed at prevalent market prices
#: 17
	40,278,750	Taxes	Mali		Government of Mali, Ministry of Economy and Finance	Sadiola Gold Mine
#: 18
	128,528	Fees	Mali	snj:ML-1	Government of Mali, Municipality of Sadiola	Sadiola Gold Mine
#: 19
	49,788	Fees	Mali	snj:ML-1	Government of Mali, Municipality of Sadiola	Korali-Sud
#: 20
	891,384	Infrastructure	Mali	snj:ML-1	Government of Mali, Municipality of Sadiola	Korali-Sud
#: 21
	78,508	Fees	Ethiopia	snj:ET-BE	Government of Ethiopia, Municipality of Assosa	Kurmuk Gold Mine
#: 22
	$ 157,972	Infrastructure	Ethiopia	snj:ET-BE	Government of Ethiopia, Municipality of Assosa	Kurmuk Gold Mine